BORROWING COSTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12. BORROWING COSTS
Arauco capitalizes interest at effective rate on current investment projects.
At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and extension of Planta Arauco (MAPA).

	January – December
	2021	2020
	ThU.S.$	ThU.S.$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.74%	4.61%
Amount of the capitalized interest cost, property, plant and equipment	80,789	40,530